Cover	Dec. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 03, 2021
Entity File Number	000-56054
Entity Registrant Name	AmeraMex International, Inc.
Entity Central Index Key	0001776048
Entity Tax Identification Number	88-0501944
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3930 Esplanade
Entity Address, City or Town	Chico
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95973
City Area Code	(530)
Local Phone Number	895-8955
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AMMX
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false